LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥)
LONG-TERM INVESTMENTS, NET
Interest income from its long-term held-to-maturity debt investments	¥ 25.5
Maximum
LONG-TERM INVESTMENTS, NET
Long-term held-to-maturity debt investments maturity period	3 years